GOODWILL	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
8.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2013, 2014 and 2015 were as follows:

	Gross	Accumulated	Net
	Amount	Impairment Loss	Amount
Balance at January 1, 2013	65,988	(1,808)	64,180
Increase in goodwill related to acquisitions	662	—	662
Balance at December 31, 2013	66,650	(1,808)	64,842
Impairment losses recognized	—	(188)	(188)
Balance at December 31, 2014	66,650	(1,996)	64,654
Increase in goodwill related to acquisitions	46,135	—	46,135
Impairment losses recognized	—	(2,445)	(2,445)
Balance at December 31, 2015	112,785	(4,441)	108,344